Federated Hermes Inflation Protected Securities Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER RRFAX)
CLASS C SHARES (TICKER RRFCX)
INSTITUTIONAL SHARES (TICKER RRFIX)
CLASS R6 SHARES (TICKER FIPRX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2024
Todd Abraham, CFA, will retire on April 3, 2026. Effective upon his retirement, Mr. Abraham will no longer serve as a portfolio manager of the Fund. Accordingly, effective April 3, 2026, please remove all references to Mr. Abraham.
J. Andrew Kirschler, will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.
Effective December 31, 2025, Liam O’Connell, CFA, will serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information for Mr. O’Connell:
“Liam O’Connell, Portfolio Manager, has been the Fund’s portfolio manager since December of 2025.”
November 5, 2025

Federated Hermes Inflation Protected Securities Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457135 (11/25)
© 2025 Federated Hermes, Inc.